Offsetting, Enforceable Master Netting Arrangements and Similar Agreements - Summary of Financial Instruments Set Off in Statement of Financial Position (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets subject to offsetting enforceable master netting arrangements and similar agreements [line items]
Gross amounts of recognized financial assets	€ 1,341	€ 2,733
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	1,341	2,733
Related amounts not set off in the statements of financial position, Financial instruments	631	2,589
Related amounts not set off in the statements of financial position, Cash collateral received (excluding surplus collateral)	707	111
Net amount	2	34
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	2,361	5,115
Gross amounts of recognized financial assets set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	2,361	5,115
Related amounts not set off in the statements of financial position, Financial instruments	1,245	3,359
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	1,026	1,668
Net amount	90	89
Derivatives [member]
Disclosure of financial assets subject to offsetting enforceable master netting arrangements and similar agreements [line items]
Gross amounts of recognized financial assets	1,341	2,733
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	1,341	2,733
Related amounts not set off in the statements of financial position, Financial instruments	631	2,589
Related amounts not set off in the statements of financial position, Cash collateral received (excluding surplus collateral)	707	111
Net amount	2	34
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	2,361	5,115
Gross amounts of recognized financial assets set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	2,361	5,115
Related amounts not set off in the statements of financial position, Financial instruments	1,245	3,359
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	1,026	1,668
Net amount	€ 90	€ 89